Shareholder Report, Line Graph (Details) 194043_Innovator Emerging Markets 10 Buffer ETF - Quarterly_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jun. 28, 2024	Oct. 31, 2025
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Emerging Markets 10 Buffer ETF - Quarterly NAV
Accumulated Value	$ 10,225	$ 10,000	$ 11,379
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EM (EMERGING MARKETS) Net (USD)
Accumulated Value	10,389	10,000	$ 13,289
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EM (EMERGING MARKETS) Price (USD)
Accumulated Value	$ 10,306	$ 10,000	$ 12,903